UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/     Craig Nerenberg     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $251,382 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     5398   456258 SH       SOLE                   456258        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    29143  1264886 SH       SOLE                  1264886        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    13550   407030 SH       SOLE                   407030        0        0
COGENT COMM GROUP INC          COM NEW          19239V302     9824   730410 SH       SOLE                   730410        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    13426  1907035 SH       SOLE                  1907035        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    15880   632167 SH       SOLE                   632167        0        0
JARDEN CORP                    COM              471109108    16045   567749 SH       SOLE                   567749        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    33205   502186 SH       SOLE                   502186        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    38305  1706997 SH       SOLE                  1706997        0        0
NORDION INC                    COM              65563C105     5150   583844 SH       SOLE                   583844        0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860    11171   565057 SH       SOLE                   565057        0        0
WEB COM GROUP INC              COM              94733A104    11497  1647127 SH       SOLE                  1647127        0        0
WILLIAMS COS INC DEL           COM              969457100    40660  1670518 SH       SOLE                  1670518        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105     8128   236480 SH       SOLE                   236480        0        0